Distribution Date:	08/17/26	Benchmark 2020-B21 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-B21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	7		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	LNR Partners,LLC
Mortgage Loan Detail (Part 1)	14-15		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 2)	16-17				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	19	Representations Reviewer
Delinquency Loan Detail	20		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Collateral Stratification and Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163LAA7	0.537300%	11,511,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163LAC3	1.737600%	46,719,000.00	7,614,503.68	0.01	11,025.80	0.00	0.00	11,025.81	7,614,503.67	31.67%	30.00%
A-4	08163LAE9	1.704400%	216,500,000.00	216,500,000.00	0.00	307,502.17	0.00	0.00	307,502.17	216,500,000.00	31.67%	30.00%
A-5	08163LAG4	1.977500%	423,991,000.00	423,991,000.00	0.00	698,701.84	0.00	0.00	698,701.84	423,991,000.00	31.67%	30.00%
A-AB	08163LAJ8	1.797500%	21,966,000.00	18,562,735.74	420,178.76	27,805.43	0.00	0.00	447,984.19	18,142,556.98	31.67%	30.00%
A-S	08163LAQ2	2.254300%	99,095,000.00	99,095,000.00	0.00	186,158.22	0.00	0.00	186,158.22	99,095,000.00	21.51%	20.38%
B	08163LAS8	2.458400%	56,625,000.00	56,625,000.00	0.00	116,005.75	0.00	0.00	116,005.75	56,625,000.00	15.71%	14.88%
C	08163LAU3	3.425839%	42,469,000.00	42,469,000.00	0.00	121,243.31	0.00	0.00	121,243.31	42,469,000.00	11.35%	10.75%
D	08163LBC2	2.000000%	25,739,000.00	25,739,000.00	0.00	42,898.33	0.00	0.00	42,898.33	25,739,000.00	8.71%	8.25%
E	08163LBE8	2.000000%	20,591,000.00	20,591,000.00	0.00	34,318.33	0.00	0.00	34,318.33	20,591,000.00	6.60%	6.25%
F	08163LBG3	2.000000%	18,017,000.00	18,017,000.00	0.00	30,028.33	0.00	0.00	30,028.33	18,017,000.00	4.75%	4.50%
G	08163LBJ7	2.000000%	10,296,000.00	10,296,000.00	0.00	17,160.00	0.00	0.00	17,160.00	10,296,000.00	3.70%	3.50%
H*	08163LBL2	2.000000%	36,034,836.00	36,034,836.00	0.00	42,490.48	0.00	0.00	42,490.48	36,034,836.00	0.00%	0.00%
R	08163LBN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08163LBS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Certificates	08163LBQ1	3.437639%	24,808,000.00	23,506,370.72	10,124.57	66,915.38	0.00	0.00	77,039.95	23,496,246.15	0.00%	0.00%
RR interest	N/A	3.437639%	29,379,045.00	27,837,581.56	11,990.10	79,245.00	0.00	0.00	91,235.10	27,825,591.46	0.00%	0.00%
Regular SubTotal			1,083,740,881.00	1,026,879,027.70	442,293.44	1,781,498.37	0.00	0.00	2,223,791.81	1,026,436,734.26

X-A	08163LAL3	1.508280%	819,782,000.00	765,763,239.41	0.00	962,488.06	0.00	0.00	962,488.06	765,343,060.65
X-B	08163LAN9	0.564621%	99,094,000.00	99,094,000.00	0.00	46,625.47	0.00	0.00	46,625.47	99,094,000.00
X-D	08163LBU2	1.437639%	46,330,000.00	46,330,000.00	0.00	55,504.86	0.00	0.00	55,504.86	46,330,000.00
X-F	08163LAW9	1.437639%	18,017,000.00	18,017,000.00	0.00	21,584.96	0.00	0.00	21,584.96	18,017,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	08163LAY5	1.437639%	10,296,000.00	10,296,000.00	0.00	12,334.95	0.00	0.00	12,334.95	10,296,000.00
X-H	08163LBA6	1.437639%	36,034,836.00	36,034,836.00	0.00	43,170.91	0.00	0.00	43,170.91	36,034,836.00
Notional SubTotal			1,029,553,836.00	975,535,075.41	0.00	1,141,709.21	0.00	0.00	1,141,709.21	975,114,896.65

Deal Distribution Total					442,293.44	2,923,207.58	0.00	0.00	3,365,501.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163LAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163LAC3	162.98515979	0.00000021	0.23600248	0.00000000	0.00000000	0.00000000	0.00000000	0.23600270	162.98515957
A-4	08163LAE9	1,000.00000000	0.00000000	1.42033335	0.00000000	0.00000000	0.00000000	0.00000000	1.42033335	1,000.00000000
A-5	08163LAG4	1,000.00000000	0.00000000	1.64791668	0.00000000	0.00000000	0.00000000	0.00000000	1.64791668	1,000.00000000
A-AB	08163LAJ8	845.06672767	19.12859692	1.26583948	0.00000000	0.00000000	0.00000000	0.00000000	20.39443640	825.93813075
A-S	08163LAQ2	1,000.00000000	0.00000000	1.87858338	0.00000000	0.00000000	0.00000000	0.00000000	1.87858338	1,000.00000000
B	08163LAS8	1,000.00000000	0.00000000	2.04866667	0.00000000	0.00000000	0.00000000	0.00000000	2.04866667	1,000.00000000
C	08163LAU3	1,000.00000000	0.00000000	2.85486614	0.00000000	0.00000000	0.00000000	0.00000000	2.85486614	1,000.00000000
D	08163LBC2	1,000.00000000	0.00000000	1.66666654	0.00000000	0.00000000	0.00000000	0.00000000	1.66666654	1,000.00000000
E	08163LBE8	1,000.00000000	0.00000000	1.66666650	0.00000000	0.00000000	0.00000000	0.00000000	1.66666650	1,000.00000000
F	08163LBG3	1,000.00000000	0.00000000	1.66666648	0.00000000	0.00000000	0.00000000	0.00000000	1.66666648	1,000.00000000
G	08163LBJ7	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H	08163LBL2	1,000.00000000	0.00000000	1.17915009	0.48751658	4.73889266	0.00000000	0.00000000	1.17915009	1,000.00000000
R	08163LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08163LBS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Certificates	08163LBQ1	947.53187359	0.40811714	2.69733070	0.01706345	0.16721259	0.00000000	0.00000000	3.10544784	947.12375645
RR interest	N/A	947.53187382	0.40811742	2.69733070	0.01706318	0.16721306	0.00000000	0.00000000	3.10544812	947.12375641

Notional Certificates
X-A	08163LAL3	934.10594452	0.00000000	1.17407806	0.00000000	0.00000000	0.00000000	0.00000000	1.17407806	933.59339513
X-B	08163LAN9	1,000.00000000	0.00000000	0.47051759	0.00000000	0.00000000	0.00000000	0.00000000	0.47051759	1,000.00000000
X-D	08163LBU2	1,000.00000000	0.00000000	1.19803281	0.00000000	0.00000000	0.00000000	0.00000000	1.19803281	1,000.00000000
X-F	08163LAW9	1,000.00000000	0.00000000	1.19803297	0.00000000	0.00000000	0.00000000	0.00000000	1.19803297	1,000.00000000
X-G	08163LAY5	1,000.00000000	0.00000000	1.19803322	0.00000000	0.00000000	0.00000000	0.00000000	1.19803322	1,000.00000000
X-H	08163LBA6	1,000.00000000	0.00000000	1.19803265	0.00000000	0.00000000	0.00000000	0.00000000	1.19803265	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	11,025.80	0.00	11,025.80	0.00	0.00	0.00	11,025.80	0.00
A-4	07/01/26 - 07/30/26	30	0.00	307,502.17	0.00	307,502.17	0.00	0.00	0.00	307,502.17	0.00
A-5	07/01/26 - 07/30/26	30	0.00	698,701.84	0.00	698,701.84	0.00	0.00	0.00	698,701.84	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	27,805.43	0.00	27,805.43	0.00	0.00	0.00	27,805.43	0.00
X-A	07/01/26 - 07/30/26	30	0.00	962,488.06	0.00	962,488.06	0.00	0.00	0.00	962,488.06	0.00
X-B	07/01/26 - 07/30/26	30	0.00	46,625.47	0.00	46,625.47	0.00	0.00	0.00	46,625.47	0.00
X-D	07/01/26 - 07/30/26	30	0.00	55,504.86	0.00	55,504.86	0.00	0.00	0.00	55,504.86	0.00
X-F	07/01/26 - 07/30/26	30	0.00	21,584.96	0.00	21,584.96	0.00	0.00	0.00	21,584.96	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,334.95	0.00	12,334.95	0.00	0.00	0.00	12,334.95	0.00
X-H	07/01/26 - 07/30/26	30	0.00	43,170.91	0.00	43,170.91	0.00	0.00	0.00	43,170.91	0.00
A-S	07/01/26 - 07/30/26	30	0.00	186,158.22	0.00	186,158.22	0.00	0.00	0.00	186,158.22	0.00
B	07/01/26 - 07/30/26	30	0.00	116,005.75	0.00	116,005.75	0.00	0.00	0.00	116,005.75	0.00
C	07/01/26 - 07/30/26	30	0.00	121,243.31	0.00	121,243.31	0.00	0.00	0.00	121,243.31	0.00
D	07/01/26 - 07/30/26	30	0.00	42,898.33	0.00	42,898.33	0.00	0.00	0.00	42,898.33	0.00
E	07/01/26 - 07/30/26	30	0.00	34,318.33	0.00	34,318.33	0.00	0.00	0.00	34,318.33	0.00
F	07/01/26 - 07/30/26	30	0.00	30,028.33	0.00	30,028.33	0.00	0.00	0.00	30,028.33	0.00
G	07/01/26 - 07/30/26	30	0.00	17,160.00	0.00	17,160.00	0.00	0.00	0.00	17,160.00	0.00
H	07/01/26 - 07/30/26	30	152,942.73	60,058.06	0.00	60,058.06	17,567.58	0.00	0.00	42,490.48	170,765.22
RR
	07/01/26 - 07/30/26	30	3,714.26	67,338.69	0.00	67,338.69	423.31	0.00	0.00	66,915.38	4,148.21
Certificates
RR interest	07/01/26 - 07/30/26	30	4,398.66	79,746.30	0.00	79,746.30	501.30	0.00	0.00	79,245.00	4,912.56
Totals			161,055.65	2,941,699.77	0.00	2,941,699.77	18,492.19	0.00	0.00	2,923,207.58	179,825.99

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,365,501.02
Non-VRR Available Funds	3,197,225.95
VRR Available Funds	168,275.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,955,250.87	Master Servicing Fee	5,274.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,287.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	442.13
ARD Interest	0.00	Operating Advisor Fee	1,344.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.38
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,955,250.87	Total Fees	13,551.12

Principal		Expenses/Reimbursements
Scheduled Principal	442,293.44	Reimbursement for Interest on Advances	380.01
Unscheduled Principal Collections		ASER Amount	11,112.18
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	442,293.44	Total Expenses/Reimbursements	18,492.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,923,207.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	442,293.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,365,501.02
Total Funds Collected	3,397,544.31	Total Funds Distributed	3,397,544.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,026,879,027.70	1,026,879,027.70	Beginning Certificate Balance	1,026,879,027.70
(-) Scheduled Principal Collections	442,293.44	442,293.44	(-) Principal Distributions	442,293.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,026,436,734.26	1,026,436,734.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,026,898,583.49	1,026,898,583.49	Ending Certificate Balance	1,026,436,734.26
Ending Actual Collateral Balance	1,026,462,527.44	1,026,462,527.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	11	67,255,090.06	6.55%	44	3.9350	1.051445	1.60 or less	11	215,528,110.61	21.00%	48	3.5285	0.923775
10,000,001 to 20,000,000	7	115,837,050.11	11.29%	46	3.6396	2.217867	1.61 to 1.70	3	55,391,918.92	5.40%	48	3.8233	1.639839
20,000,001 to 30,000,000	12	324,999,300.21	31.66%	48	3.3346	2.200162	1.71 to 1.80	2	15,558,083.02	1.52%	52	3.9646	1.775092
30,000,001 to 40,000,000	2	71,610,986.35	6.98%	52	3.1017	2.441103	1.81 to 2.00	4	55,100,771.16	5.37%	51	3.6469	1.876482
40,000,001 to 60,000,000	4	221,734,307.53	21.60%	47	3.3306	3.145823	2.01 to 2.50	7	185,407,850.55	18.06%	47	3.4929	2.219948
60,000,001 or greater	3	225,000,000.00	21.92%	51	3.1097	3.126667	2.51 to 3.00	4	154,450,000.00	15.05%	48	3.1920	2.939022
Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082	3.01 and greater	8	345,000,000.00	33.61%	49	3.0573	3.861014
							Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	174,941,720.84	17.04%	50	3.0999	3.684823
							Industrial	8	104,863,122.41	10.22%	51	3.0711	3.685943
Colorado	1	2,517,404.56	0.25%	51	4.0000	1.450000
							Lodging	4	115,500,000.00	11.25%	43	3.4503	3.828095
Florida	1	13,560,000.00	1.32%	51	3.5800	1.570000
							Mixed Use	5	194,083,911.22	18.91%	48	3.3534	2.852275
Illinois	5	18,523,624.21	1.80%	51	3.6243	1.927591
							Multi-Family	1	60,000,000.00	5.85%	51	3.3483	2.960000
Indiana	2	1,618,467.89	0.16%	52	3.6600	1.860000
							Office	17	378,328,240.73	36.86%	51	3.2230	2.061372
Iowa	2	1,445,710.08	0.14%	52	3.6600	1.860000
							Other	2	34,265,267.00	3.34%	37	3.8056	1.304971
Louisiana	3	5,755,562.78	0.56%	52	3.6600	1.860000
							Retail	32	133,266,328.52	12.98%	46	3.6321	1.675211
Massachusetts	1	25,000,000.00	2.44%	51	2.6980	2.810000
							Self Storage	2	6,129,864.36	0.60%	51	3.9470	1.768234
Michigan	5	42,246,656.41	4.12%	51	3.6569	0.615992
							Totals	71	1,026,436,734.26	100.00%	48	3.3419	2.551082
Minnesota	3	2,300,406.61	0.22%	52	3.6600	1.860000

Mississippi	1	2,864,142.62	0.28%	52	3.6600	1.860000

Missouri	6	6,706,764.44	0.65%	51	3.5968	1.455738

Nebraska	1	3,961,462.57	0.39%	52	4.1830	1.790000

Nevada	2	75,000,000.00	7.31%	43	3.5580	4.450000

New Jersey	2	37,846,620.45	3.69%	51	3.6611	1.825487

New York	9	386,905,573.43	37.69%	47	3.2021	2.405086

North Carolina	2	22,594,107.73	2.20%	42	3.6025	2.124418

Ohio	2	28,974,537.36	2.82%	45	3.8894	0.732239

South Carolina	2	6,423,098.00	0.63%	50	3.5100	0.900000

Tennessee	4	56,076,633.70	5.46%	48	3.4611	2.697140

Texas	12	59,439,933.03	5.79%	52	3.7565	1.632759

Virginia	1	51,734,307.53	5.04%	51	3.2880	2.270000

Totals	71	1,026,436,734.26	100.00%	48	3.3419	2.551082

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	5	200,000,000.00	19.48%	52	2.7220	3.591250	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	3	155,000,000.00	15.10%	47	3.2008	2.230968	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	6	256,440,188.53	24.98%	49	3.3376	2.767422	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	14	332,417,262.25	32.39%	48	3.6053	2.193163	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	33,425,227.75	3.26%	52	3.9138	1.607341	49 months or greater	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
	4.001% or greater	5	49,154,055.73	4.79%	38	4.1617	1.261841	Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
	Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	108 months or less	39	1,026,436,734.26	100.00%	48	3.3419	2.551082	Interest Only	21	751,981,148.00	73.26%	48	3.2220	2.888141
109 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	18	274,455,586.26	26.74%	50	3.6705	1.627571
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082	Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	39	1,026,436,734.26	100.00%	48	3.3419	2.551082			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	1,026,436,734.26	100.00%	48	3.3419	2.551082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2-2	30318931	OF	New York	NY	Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	08/06/26
1A2-3	30318932				Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	08/06/26
1A4-2	30318933				Actual/360	2.692%	92,727.89	0.00	0.00	N/A	12/06/30	--	40,000,000.00	40,000,000.00	08/06/26
2A6	30318939	MU	McClellan	CA	Actual/360	3.309%	213,706.25	0.00	0.00	N/A	12/11/30	--	75,000,000.00	75,000,000.00	08/11/26
3	30506064	IN	Los Angeles	CA	Actual/360	2.770%	178,895.83	0.00	0.00	N/A	11/06/30	--	75,000,000.00	75,000,000.00	08/06/26
4A1	30506485	OF	New York	NY	Actual/360	3.250%	209,895.83	0.00	0.00	N/A	11/06/30	--	75,000,000.00	75,000,000.00	08/06/26
5A13-5	30318942	LO	Las Vegas	NV	Actual/360	3.558%	153,191.67	0.00	0.00	03/05/30	03/05/32	--	50,000,000.00	50,000,000.00	08/05/26
5A15-6	30318943				Actual/360	3.558%	76,595.83	0.00	0.00	03/05/30	03/05/32	--	25,000,000.00	25,000,000.00	08/05/26
6A2	30318944	MF	Brooklyn	NY	Actual/360	3.348%	172,996.53	0.00	0.00	N/A	11/06/30	--	60,000,000.00	60,000,000.00	08/06/26
7A1-2	30318945	MU	New York	NY	Actual/360	3.160%	163,266.67	0.00	0.00	N/A	03/06/30	--	60,000,000.00	60,000,000.00	08/06/26
8	30318946	OF	Falls Church	VA	Actual/360	3.288%	146,711.70	82,867.98	0.00	N/A	11/06/30	--	51,817,175.51	51,734,307.53	08/06/26
9	30506444	OF	Memphis	TN	Actual/360	3.670%	92,580.99	58,752.99	0.00	N/A	11/06/30	--	29,295,207.69	29,236,454.70	08/06/26
10	30318947	OF	Frisco	TX	Actual/360	3.620%	98,685.48	47,160.90	0.00	N/A	12/06/30	--	31,658,147.25	31,610,986.35	08/06/26
11	30506440	OF	Farmington Hills	MI	Actual/360	3.672%	91,170.02	51,027.21	0.00	N/A	11/01/30	--	28,833,024.07	28,781,996.86	08/01/26
12A2-2-A	30504622	RT	Brooklyn	NY	Actual/360	3.359%	86,769.00	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	08/01/26
13A2	30506424	MU	New York	NY	Actual/360	3.680%	95,066.67	0.00	0.00	N/A	03/01/30	--	30,000,000.00	30,000,000.00	08/01/26
15	30506349	RT	Various	Various	Actual/360	3.510%	90,675.00	0.00	0.00	N/A	10/01/30	--	30,000,000.00	30,000,000.00	08/01/26
16	30506453	98	Morristown	NJ	Actual/360	3.560%	80,470.83	0.00	0.00	N/A	11/06/30	--	26,250,000.00	26,250,000.00	07/06/26
17A2	30318949	OF	Cambridge Somerville MA		Actual/360	2.698%	58,081.94	0.00	0.00	11/06/30	11/06/34	--	25,000,000.00	25,000,000.00	08/06/26
18	30506494	Various Various		Various	Actual/360	3.660%	63,880.75	38,029.48	0.00	N/A	12/06/30	--	20,268,878.13	20,230,848.65	08/06/26
19	30318950	LO	Sherman Oaks	CA	Actual/360	3.360%	59,313.33	0.00	0.00	N/A	03/06/30	--	20,500,000.00	20,500,000.00	08/06/26
20A4	30506526	LO	Nashville	TN	Actual/360	3.139%	54,060.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
21A2	30530064	RT	Garner	NC	Actual/360	3.544%	58,026.27	32,274.61	0.00	N/A	12/06/29	--	19,013,922.54	18,981,647.93	08/06/26
22A1	30530049	RT	Willoughby	OH	Actual/360	4.038%	66,504.03	29,417.70	0.00	N/A	01/06/30	--	19,125,924.84	19,096,507.14	08/06/26
23A2	30318747	MU	Bronx	NY	Actual/360	3.493%	57,768.62	0.00	0.00	N/A	10/06/30	--	19,205,881.00	19,205,881.00	08/06/26
24	30506480	Various Various		TX	Actual/360	4.008%	46,235.42	0.00	0.00	N/A	11/06/30	--	13,396,393.59	13,396,393.59	08/06/26
25	30506423	OF	Miramar	FL	Actual/360	3.580%	41,802.47	0.00	0.00	N/A	11/06/30	--	13,560,000.00	13,560,000.00	08/06/26
26	30506516	IN	Closter	NJ	Actual/360	3.890%	38,907.33	18,472.10	0.00	N/A	12/01/30	--	11,615,092.55	11,596,620.45	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30506452	IN	Dearborn	MI	Actual/360	3.660%	29,799.43	17,835.01	0.00	N/A	11/06/30	--	9,455,132.55	9,437,297.54	08/06/26
28	30506471	MU	Kettering	OH	Actual/360	3.602%	30,684.78	14,790.99	0.00	N/A	12/01/30	--	9,892,821.21	9,878,030.22	08/01/26
29	30506418	RT	Chicago	IL	Actual/360	3.710%	30,190.13	0.00	0.00	N/A	11/06/30	--	9,450,000.00	9,450,000.00	08/06/26
31	30506492	98	New York	NY	Actual/360	4.610%	31,818.38	0.00	0.00	N/A	12/06/25	--	8,015,267.00	8,015,267.00	12/06/24
32	30506506	OF	Stafford	TX	Actual/360	3.950%	21,297.73	11,919.88	0.00	N/A	12/01/30	--	6,261,479.27	6,249,559.39	08/01/26
33	30506481	IN	Katy	TX	Actual/360	3.860%	16,674.63	9,141.24	0.00	N/A	11/06/30	--	5,016,603.95	5,007,462.71	08/06/26
34	30506399	RT	Olean	NY	Actual/360	4.320%	17,457.45	8,436.18	0.00	N/A	11/01/30	--	4,692,861.61	4,684,425.43	08/01/26
35	30506467	RT	Yucca Valley	CA	Actual/360	3.940%	15,090.93	6,237.39	0.00	N/A	11/06/30	--	4,447,958.23	4,441,720.84	04/06/26
36	30506505	OF	Omaha	NE	Actual/360	4.183%	14,290.77	5,962.29	0.00	N/A	12/01/30	--	3,967,424.86	3,961,462.57	08/01/26
37	30506422	SS	Statesville	NC	Actual/360	3.910%	12,182.35	5,762.82	0.00	N/A	11/06/30	--	3,618,222.62	3,612,459.80	08/06/26
38	30506370	SS	Loveland	CO	Actual/360	4.000%	8,685.54	4,204.67	0.00	N/A	11/06/30	--	2,521,609.23	2,517,404.56	08/06/26
Totals							2,955,250.87	442,293.44	0.00				1,026,879,027.70	1,026,436,734.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-2	107,237,015.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-3	107,237,015.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-2	107,237,015.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	46,692,025.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,573,183.32	2,395,404.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	6,340,265.21	1,573,255.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-5	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-6	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	30,227,734.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-2	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,757,861.88	1,666,779.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,737,927.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,500,858.31	810,420.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,898,961.82	819,947.79	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-2-A	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	9,806,694.67	2,478,431.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,012,344.20	245,535.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,751,047.00	0.00	--	--	--	0.00	0.00	80,414.32	80,414.32	0.00	0.00
17A2	33,644,923.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,223,550.89	2,298,557.69	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,762,671.67	1,425,706.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A4	32,527,873.18	6,668,491.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	7,737,702.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A1	3,743,814.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	4,010,111.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,619,932.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	866,869.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,340,062.80	1,284,858.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	827,745.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	313,205.87	(325,820.29)	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	743,595.41	1,019,766.01	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(173,625.77)	0.00	--	--	06/11/26	2,800,753.55	95,897.00	20,624.34	527,815.32	620,464.90	0.00
32	884,726.69	1,020,040.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	624,693.88	668,701.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	537,451.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	96,232.87	(16,019.56)	01/01/26	03/31/26	--	0.00	0.00	21,282.89	85,275.51	0.00	0.00
36	464,084.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	433,173.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	228,311.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	2,226,204,862.48	32,647,117.51				2,800,753.55	95,897.00	122,321.56	693,505.15	620,464.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	4,441,720.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.341938%	3.326616%	48
07/17/26	0	0.00	1	4,447,958.23	0	0.00	0	0.00	0	0.00	1	29,295,207.69	0	0.00	0	0.00	3.342073%	3.326748%	49
06/17/26	1	4,454,660.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.342215%	3.326887%	50
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.342349%	3.327017%	51
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.344933%	3.329603%	52
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.345064%	3.329731%	53
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.345220%	3.329883%	54
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.345350%	3.330010%	55
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.355508%	3.340192%	56
11/18/25	0	0.00	0	0.00	1	8,015,267.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.355623%	3.340306%	57
10/20/25	0	0.00	0	0.00	1	8,015,267.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.355755%	3.340436%	58
09/17/25	0	0.00	0	0.00	1	8,015,267.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.355895%	3.340574%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30506453	07/06/26	0	B	80,414.32	80,414.32	0.00	26,250,000.00
31	30506492	12/06/24	19	5	20,624.34	527,815.32	725,083.05	8,015,267.00	03/10/25	98
35	30506467	04/06/26	3	3	21,282.89	85,275.51	6,195.00	4,467,514.02	04/29/26	2
Totals					122,321.56	693,505.15	731,278.05	38,732,781.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,015,267	0	8,015,267		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		198,578,155	198,578,155	0		0
49 - 60 Months		719,843,312	715,401,591	4,441,721		0
> 60 Months		100,000,000	100,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,026,436,734	1,013,979,746	0	0	12,456,988	0
Jul-26	1,026,879,028	1,014,415,802	0	4,447,958	8,015,267	0
Jun-26	1,027,346,434	1,014,876,506	4,454,660	0	8,015,267	0
May-26	1,027,785,873	1,019,770,606	0	0	8,015,267	0
Apr-26	1,030,235,257	1,020,235,257	0	0	10,000,000	0
Mar-26	1,030,671,859	1,020,671,859	0	0	10,000,000	0
Feb-26	1,031,187,156	1,021,187,156	0	0	10,000,000	0
Jan-26	1,031,620,770	1,021,620,770	0	0	10,000,000	0
Dec-25	1,040,303,025	1,022,053,025	0	0	18,250,000	0
Nov-25	1,040,696,167	1,032,680,900	0	0	8,015,267	0
Oct-25	1,041,013,321	1,032,998,054	0	0	8,015,267	0
Sep-25	1,041,348,336	1,033,333,069	0	0	8,015,267	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30506492	8,015,267.00	8,015,267.00	7,000,000.00	01/20/26	(180,825.77)	(0.48000)	09/30/25	12/06/25	I/O
35	30506467	4,441,720.84	4,467,514.02	2,240,000.00	07/15/26	(21,406.81)	(0.33000)	03/31/26	11/06/30	290
Totals		12,456,987.84	12,482,781.02	9,240,000.00		(202,232.58)

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
31	30506492	98	NY	03/10/25	98

8/10/2026 - The Loan was transferred to the Special Servicer on 3/12/25 due to Delinquent Payments. The Loan is due for the 1/6/25 payment. The collateral consists of an underground, mid-block parking garage consisting of 105 spaces in

Midtown Manhattan, NY, located beneath condos, between 2nd & 3rd Ave, with entrances on both 46th & 47th Streets. The garage is operated by CenterPark, and is subject to a Master Lease; 2024 NOI / DSCR / DY: $769K / 2.01x. / 9.3%

(Borrower has not provided YE 2025 financial s). The Special Servicer continues to discuss workout strategies deemed appropriate to achieve the highest net present value recovery. Borrower has retained a third party advisor to assist with discussions on a potential modification. Foreclosure was file d on 10/6/25. A motion for receivership was also filed. Modification discussions are ongoing.

35	30506467	RT	CA	04/29/26	2
8/10/2026 - Lender is in discussions with Borrower and is dual tracking foreclosure. Recent communication suggests that Borrower may be considering handing the keys back to Lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30506444	0.00	3.67000%	0.00	3.67000%	8	05/27/26	05/27/26	07/13/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	161.14	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	218.87	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	11,112.18	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	11,112.18	0.00	0.00	380.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,492.19

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2020-B21 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant.Investors should refer to the Certificate Administrator’s website for all such information.

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